21. Provisions for pensions and similar obligations (Details 7) - Other Similar Obligations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-Employment Plans
Fair value of plan assets at beginning of year	R$ 5,222,517	R$ 4,157,251	R$ 3,721,147
Interest (Expense) Income	377,462	381,992	362,444
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(34,409)	915,626	304,632
Contributions/(surrenders)	132,416	107,037	72,548
Of which:
By the Bank	132,416	107,037	72,548
Benefits paid	(299,319)	(339,389)	(310,458)
Exchange differences and other items			6,938
Fair value of plan assets at end of year	R$ 5,398,667	R$ 5,222,517	R$ 4,157,251